Risk Management and Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Risk Management And Fair Value Measurements
Risk Management and Fair Value Measurements

10. Risk Management and Fair Value Measurements:

The principal financial assets of the Company consist of cash and cash equivalents, trade accounts receivable due from charterers and amounts due from related parties. The principal financial liabilities of the Company consist of long-term bank loans, trade accounts payable and a Promissory Note.

Interest rate risk: The Company’s loan interest rates (except for the Promissory Note) are calculated at LIBOR plus a margin, as described in Note 7 above, hence, the Company is exposed to movements in LIBOR. In order to hedge its variable interest rate exposure, on January 19, 2018, the Company, via one of its vessel-owning subsidiaries, purchased an interest rate cap with one of its lenders for a notional amount of $10.0 million with a cap rate of 3.5%. The interest rate cap will terminate on July 18, 2022. Similarly, on July 16, 2021, the same subsidiary purchased an additional interest rate cap for the amount of $9.6 million at a cap rate of 2% with a termination date of July 8, 2025

Credit risk: Credit risk is minimized since trade accounts receivable from charterers are presented net of the expected credit losses. The Company places its cash and cash equivalents, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. On the balance sheet date there were no significant concentrations on credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the Consolidated Balance Sheet.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

10. Risk Management and Fair Value Measurements: -Continued

Currency risk: The Company’s transactions are denominated primarily in U.S. dollars; therefore, overall currency exchange risk is limited. Balances in foreign currency other than U.S. dollars are not considered significant.

Fair value: The Management has determined that the fair values of the assets and liabilities as of December 31, 2021, are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents (including restricted cash)	$9,874	$9,874
Trade accounts receivable	$1,716	$1,716
Trade accounts payable	$3,084	$3,084
Long-term debt with variable interest rates, net	$77,780	$77,780
Promissory note with non-variable interest rate *	$6,000	$5,956
Due to related parties	$6,962	$6,962

*	As at December 31, 2021, Carrying Value and the Theoretical Fair Value of the Promissory Note is $6,000 and $5,956 respectively.

Assets measured at fair value on a recurring basis: Interest rate cap

The Company’s interest rate cap does not qualify for hedge accounting. The Company adjusts its interest rate cap contract to fair market value at the end of every period and records the resulting gain or loss during the period in the Consolidated Statements of Comprehensive Loss. Information on the classification, the derivative fair value and the loss from financial derivative instrument included in the Consolidated Financial Statements is shown below:

Consolidated Balance Sheets – Location	December 31, 2020	December 31, 2021
Financial derivative instrument – Other non-current assets	$—	$74

Consolidated Statements of Comprehensive Loss – Location	December 31, 2020	December 31, 2021
Financial derivative instrument – Fair value at the beginning of the period	$(1)	$—
Financial derivative instrument – Additions of the period	—	74
Financial derivative instrument – Fair value as at period end	—	74
Loss from financial derivative instrument	$(1)	$—

Assets measured at fair value on a recurring basis: Interest rate cap

The fair value of the Company’s interest rate cap agreement is determined based on market-based LIBOR rates. LIBOR rates are observable at commonly quoted intervals for the full term of the cap and therefore, are considered Level 2 items in accordance with the fair value hierarchy.

Assets measured at fair value on a non-recurring basis: Long lived assets held and used and held for sale

As of December 31, 2019, 2020 and 2021, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amount was fully recoverable for the Company’s vessels held and used. No impairment loss was recognized for the years ended December 31, 2019, 2020 and 2021.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2020 and 2021

(Expressed in thousands of U.S. dollars, except for share and per share data)

10. Risk Management and Fair Value Measurements: -Continued

On December 23, 2021, the Company entered into an agreement with a third-party to sell the small tankers, “Northsea Alpha” and “Northsea Beta” and the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessels “Northsea Alpha” and “Northsea Beta” as “held for sale” were met. Long lived assets classified as held-for-sale are measured at the lower of their carrying amount or fair value less costs to sell. As at December 31, 2021, the Company has classified “Northsea Alpha” and “Northsea Beta” under Vessel held-for-sale on the Consolidated Balance Sheet, at an aggregate value of $8,509 representing the selling price of the vessels, net of costs to sell, based on the agreement signed with a third party to sell the vessels, on December 23, 2021. (Level 1 inputs of the fair value hierarchy).

On December 20, 2021, the Company issued 4,139,003 common shares with an average price of $0.7248 per common share, to finance a portion of the acquisition price of the “Pyxis Lamda”. The fair value of these shares on delivery date was $2,172 and was determined through Level 1 input of the fair value hierarchy, based on NASDAQ closing price of PXS share as of the same date.

On December 20, 2021, the Company issued to Maritime Investors $3.0 million as additional principal under the Amended and Restated Promissory Note, as part of the consideration for the acquisition of the “Pyxis Lamda” (Note 3). The fair value of the $3.0 million additional capital to the Promissory Note, on that date, was approximately $3.0 million, determined through the Level 2 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements based on the risk free rate plus 681 bps credit spread. On December 31, 2021, the fair value of the $6.0 million under the Amended and Restated Promissory Note was approximately $6.0 million, determined through the Level 2 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements based on the risk free rate plus 681 bps credit spread.

As of December 31, 2020 and 2021, the Company did not have any other assets or liabilities measured at fair value on a non-recurring basis.